Subsequent Events (Details)					3 Months Ended
	Mar. 23, 2023 USD ($) $ / shares shares	Mar. 22, 2023 USD ($) shares	Feb. 09, 2023 USD ($) item	Jan. 10, 2023 USD ($) item	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Events
Principal amount								$ 1,693,800
Aggregate number of common stock issued | shares					47,594,950
Gross proceeds					$ 4,700,000
Class A common stock
Subsequent Events
Aggregate number of common stock issued | shares					1,755,063
DiamondHead Holdings Corp.
Subsequent Events
Investments held in Trust Account						$ 349,152,086	$ 345,020,717
DiamondHead Holdings Corp. | Subsequent Event [Member]
Subsequent Events
Drew additional amounts			$ 100,000	$ 100,000
Number of affiliates to whom promissory notes are issued | item			2	2
DiamondHead Holdings Corp. | Subsequent Event [Member] | PIPE Investors
Subsequent Events
Principal amount		$ 80,000,000
DiamondHead Holdings Corp. | Subsequent Event [Member] | GSH Business Combination
Subsequent Events
Redeeming in trust account	$ 1,100,000
Redeeming in trust account per share | $ / shares	$ 10.13
Investments held in Trust Account	$ 43,900,000
DiamondHead Holdings Corp. | Subsequent Event [Member] | Class A common stock | PIPE Investors
Subsequent Events
Aggregate number of common stock issued | shares	471,500	744,588
Purchase price per share | $ / shares	$ 10.00
Gross proceeds	$ 4,700,000	$ 75,000,000
Number of UHG common stock shares issued | shares	0.25
UHG shares price per share | $ / shares	$ 0.01
DiamondHead Holdings Corp. | Subsequent Event [Member] | Class A common stock | Lock-Up Investor
Subsequent Events
Number of UHG common stock shares issued | shares	0.25
UHG shares price per share | $ / shares	$ 0.01
DiamondHead Holdings Corp. | Subsequent Event [Member] | Class A common stock | GSH Business Combination
Subsequent Events
Number of shares issued | shares	109,426